Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Source of Non-Interest Income	The following table presents the Company’s sources of Non-Interest Income for the years ended December 31, 2022, 2021 and 2020. Items outside the scope of ASC 606 are noted as such.

(dollars in thousands)	December 31,
	2022	2021	2020
Non-interest income
Service Charges on Deposits
Overdraft fees	$2,708	$2,660	$2,665
Other	2,044	1,940	1,629
Interchange Income	6,348	5,281	4,199
Net gain on securities transactions (a)	-	-	1,155
Wealth management fees	7,037	7,358	6,279
Other (a)	1,123	698	1,243

Total non-interest income	$19,260	$17,937	$17,170

(a)	Not within the scope of ASC 606.